Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Registration Statement contains two forms of prospectuses: (i) one to be used in connection with the initial public offering of an aggregate of 2,000,000 shares of our Series D Convertible Preferred Stock, par value $0.001 per share (the “Offered Preferred Stock”) and warrants (the “Warrants”) to purchase up to 2,000,000 shares of our Series D Convertible Preferred Stock, par value $0.001 per share. Each share of the Offered Preferred Stock we sell in this offering will be accompanied by one Warrant to purchase one share of our common stock. The shares of Offered Preferred Stock and the Warrants will be issued separately but can only be purchased together in this offering. The Offered Preferred Stock and the Warrants will be convertible and exercisable, as the case may be, immediately upon issuance, and the Warrants will expire on the fifth anniversary of the initial issuance date. The Offered Preferred Stock will be convertible at an assumed initial conversion price of $5 per share and the Warrants will be exercisable at an assumed initial exercise price of $5 per share. This initial public offering also relates to: (a) shares of common stock issuable upon the conversion of the Offered Preferred Stock, (b) payment of dividends accrued on the Offered Preferred Stock in shares of common stock upon conversion of the Offered Preferred Stock, (c) the shares of Series D Convertible Preferred Stock issuable upon exercise of the Warrants (such shares of Series D Convertible Preferred Stock, the “Warrant Preferred Stock”), (d) the shares of common stock issuable from time to time upon the conversion of the Warrant Preferred Stock, (e) payment of dividends accrued on the Warrant Preferred Stock in shares of common stock upon conversion of the Warrant Preferred Stock, and (f) the additional shares of common stock issuable from time to time upon conversion of the Series D Convertible Preferred Stock sold hereunder if the conversion price is lower than the initial conversion price of $5 per share. The aforementioned securities in the initial public offering will be sold through the underwriter named on the cover page of this prospectus (the “IPO Prospectus”); and (ii) one to be used in connection with the potential resale by selling stockholders of up to 7,267,500 shares of common stock which includes 550,000 shares issuable upon the exercise of certain outstanding warrants (the “Resale Prospectus”). The IPO Prospectus and the Resale Prospectus will be identical in all respects except for the alternate pages for the Resale Prospectus included herein which are labeled “Alternate Pages for Resale Prospectus.” The Resale Prospectus is substantively identical to the IPO Prospectus, except for the following principal points: ● they contain different outside and inside front covers; ● they contain different offering sections in the Prospectus Summary section; ● they contain different Use of Proceeds sections; ● the Capitalization section is deleted from the Resale Prospectus; ● the Dilution section is deleted from the Resale Prospectus; ● A Selling Stockholder section is included in the Resale Prospectus; ● the Underwriting section from the IPO Prospectus is deleted from the Resale Prospectus and a Plan of Distribution is inserted in its place; and ● the Legal Matters section in the Resale Prospectus deletes the reference to counsel for the underwriters. We have included in this Registration Statement, after the financial statements, a set of alternate pages to reflect the foregoing differences of the Resale Prospectus as compared to the IPO Prospectus. While the selling stockholders have expressed an intent not to sell the common stock registered pursuant to the Resale Prospectus prior to the closing of or concurrently with the initial public offering, the sales of our securities registered in the IPO Prospectus and the common stock registered in our Resale Prospectus may result in two offerings taking place sequentially or concurrently, which could affect the price and liquidity of, and demand for, our common stock. This risk and other risks are included in “Risk Factors” beginning on page 17 of the IPO Prospectus.
Entity Registrant Name	FIRST CHOICE HEALTHCARE SOLUTIONS, INC.
Entity Central Index Key	0001416876
Entity Tax Identification Number	90-0687379
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	95 Bulldog Blvd
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32901-1932
City Area Code	(321)
Local Phone Number	725-0090
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	First Choice Healthcare Solutions, Inc.
Entity Address, Address Line Two	95 Bulldog Blvd
Entity Address, Address Line Three	Suite 202
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32901
City Area Code	(321)
Local Phone Number	725-0090
Contact Personnel Name	Lance Friedman